UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Dan Sapadin                New York, NY                   5/14/2007
  -------------------       ------------------------------      -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $4,248,813
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- --------------  --------- -------- -----------------   ---------- -------- -----------------------
                                                             VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- --------------  ---------  -------- -------- --- ----  ---------- -------- -------- --------------
ALTRIA GROUP INC                        COM       02209S103    89909  1023900  SH          SOLE              1023900     0        0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
ALTRIA GROUP INC                        COM       02209S103   380015  4327700  SH  CALL    SOLE              4327700     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
ALTRIA GROUP INC                        COM       02209S103    87810  1000000  SH  PUT     SOLE              1000000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
AMERICA MOVIL SAB DE CV           SPON ADR L SHS  02364W105    48746  1020000  SH          SOLE              1020000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
AMR CORP                                COM       001765106    11571   380000  SH  CALL    SOLE               380000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
CERIDIAN CORP NEW                       COM       156779100    34715   996400  SH          SOLE               996400     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
CONSOL ENERGY INC                       COM       20854P109   133613  3414600  SH          SOLE              3414600     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
CSX CORP                                COM       126408103   123875  3093000  SH          SOLE              3093000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
CSX CORP                                COM       126408103    11610   289900  SH  CALL    SOLE               289900     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
EXELON CORP                             COM       30161N101    91975 1338600   SH          SOLE              1338600     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
FREMONT GEN CORP                        COM       357288109    18446 2661732   SH          SOLE              2661732     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
INGERSOLL-RAND COMPANY LTD              CL A      G4776G101    64483 1486817   SH          SOLE              1486817     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
KAISER ALUMINUM CORP               COM PAR $0.01  483007704   123274 1580430   SH          SOLE              1580430     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
KEARNY FINL CORP                        COM       487169104    13229  919959   SH          SOLE               919959     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
LOEWS CORP                              COM       540424108   130171 2865300   SH          SOLE              2865300     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
LOEWS CORP                        CAROLINA GP STK 540424207     9655   127700  SH          SOLE               127700     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
MI DEVS INC                       CL A SUB VTG    55304X104    46693  1248800  SH          SOLE              1248800     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
MIRANT CORP NEW                  *W EXP 01/03/201 60467R118     9091   428801  SH          SOLE               428801     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
NORFOLK SOUTHERN CORP                   COM       655844108    57684  1140000  SH          SOLE              1140000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
NORFOLK SOUTHERN CORP                   COM       655844108    55928  1105300  SH  CALL    SOLE              1105300     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
PMA CAP CORP                            CL A      693419202    29606  3152900  SH          SOLE              3152900     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
QUALCOMM INC                            COM       747525103   136213  3193000  SH          SOLE              3193000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
QUALCOMM INC                            COM       747525103    34555   810000  SH  CALL    SOLE               810000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
RELIANCE STEEL & ALUMINUM CO            COM       759509102    63815  1318500  SH          SOLE              1318500     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
RYERSON INC                             COM       78375P107    52513  1325425  SH          SOLE              1325425     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
SPDR TR                            UNIT SER 1     78462F103  2127160 14980000  SH  PUT     SOLE             14980000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
SBA COMMUNICATIONS CORP                 COM       78388J106    65226  2207300  SH          SOLE              2207300     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
SPIRIT AEROSYSTEMS HLDGS INC            COM CL A  848574109    47495  1491200  SH          SOLE              1491200     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
TYCO INTL LTD NEW                       COM       902124106   120616  3823000  SH          SOLE              3823000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
WORTHINGTON INDS INC                    COM       981811102    29121  1415000  SH          SOLE              1415000     0       0
--------------------------------- --------------  ---------  -------- -------- --- ---- ---------- -------- -------- ---------------
